Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2. Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (the “U.S. GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Group, which include the Hong Kong-registered entities and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at meetings of the board of directors, or to govern the financial and operating policies of the investee pursuant to a statute or an agreement among the shareholders or equity holders.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements. Changes in facts and circumstances may cause the Group to revise its estimates. In accordance with ASC 250, changes in estimates are recognized in the period in which the changes in facts and circumstances occur. Significant accounting estimates reflected in the Group’s consolidated financial statements include inventory reserve provision, useful lives and impairment of long-lived assets, valuation allowance for deferred tax assets, and allowance for credit losses. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Foreign currency translation and transactions

The reporting currency of the Group is the United States Dollar (“US$”). The functional currency of Wing Yip is the Hong Kong Dollar (“HKD”). The Company’s PRC subsidiaries use Renminbi (“RMB”) as their functional currency.

The financial statements of Wing Yip and its subsidiaries, other than subsidiaries with a functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average exchange rate for the year for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Except for shareholders’ equity, the Group’s balance sheet accounts as of December 31, 2025 and 2024 were translated at RMB 6.9931 to $1.00 and RMB 7.2993 to $1.00, respectively. The shareholders’ equity accounts were translated at their historical rate. The currency translation rates applied to the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023 were RMB 7.1875 to $1.00, RMB 7.1957 to $1.00 and RMB 7.0809 to $1.00, respectively. Cash flows were also translated at average translation rates for the respective periods. Therefore, amounts reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and other monetary funds. The Group maintains cash and cash equivalents with various financial institutions primarily in China. The Group considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of December 31, 2025 and 2024, cash and cash equivalents balances were $85,269,432 and $87,927,726, respectively. The majority of the Group’s cash is held in state-owned banks in the PRC, and a portion of such deposits is covered by insurance. In China, a depositor has up to RMB500,000 ($71,499) insured by the People’s Bank of China Financial Stability Bureau. The Group has not experienced any losses in its bank accounts and believes it is not exposed to any significant risks with respect to its cash held in such accounts.

Restricted cash

Restricted cash includes deposits for notes payable. The Group had restricted cash of $110,252 and $880,358 as of December 31, 2025 and December 31, 2024, respectively. The related deposits expired in February 2026.

Accounts receivable

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from customers. Accounts receivable do not bear interest.

Effective January 1, 2024, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which results in more timely recognition of credit losses. Upon adoption, the Group changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Group maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable, and the estimated credit losses charged to the allowance are classified as “General and administrative expenses” in the consolidated statements of comprehensive income. The Group assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable primarily consist of receivables arising from sales of cured meat products, snack products and frozen meat products. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Delinquent account balances are written off against the allowance for expected credit losses after management has determined that the likelihood of collection is not probable.

For the years ended December 31, 2025 and 2023, the Group recognized expected credit losses against accounts receivable of nil and $19 thousand, respectively. For the year ended December 31, 2024, the Group reversed a provision for expected credit losses of $44 thousand.

Inventories

Inventories primarily consist of raw materials, finished goods, goods in transit and work in process. Inventory costs include the purchase price and other expenditures that are directly attributable to bringing the inventories to their present location and condition. Cost of inventories is computed using the weighted average cost method. Inventories are written down to estimated net realizable value, which considers historical usage, expected demand, anticipated sales price, and other factors. The Group periodically reviews its inventories for excess or slow-moving items and makes provisions as necessary to properly reflect inventory value. No inventory write-downs were recognized for the years ended December 31, 2025, 2024 and 2023.

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of prepayments made to vendors or service providers for future services that have not been provided, other current assets, and other receivables from third parties. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. Management believes that, as of December 31, 2025 and 2024, the Group’s other current assets were not impaired.

Property, plant and equipment, net

Property, plant and equipment, net, are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Depreciation expense is included in general and administrative expenses. Estimated useful lives are as follows:

Category	Estimated useful lives
Building	20 years
Electronic equipment	3 to 5 years
Transportation equipment	4 years
Machinery Equipment	10 years
Other Equipment	5 to 10 years
Building Improvement	20 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments that substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income.

Intangible assets, net

Intangible assets consist of copyrights, patent rights, and trademark rights developed by the Group, which are recorded at cost less accumulated amortization. Intangible assets are amortized using the straight-line method over their estimated useful lives of 10 years:

Land use rights, net

Under PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. The estimated useful life for land use rights is 30 years.

Impairment of long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable.

The Group assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate, and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset, plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Group would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. As of December 31, 2025 and 2024, no impairment of long-lived assets was recognized.

Operating leases

The Group adopted Topic 842 on April 1, 2019, using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Group, through its subsidiaries, leases its offices, which are classified as operating leases in accordance with Topic 842. Under Topic 842, operating leases are required to be recorded on the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the short-term lease exemption for lease terms of 12 months or less.

The Group reviews all relevant contracts to determine whether the contract contains a lease at its inception date. A contract contains a lease if it conveys to the Group the right to control the use of an underlying asset for a period of time in exchange for consideration. If the Group determines that a contract contains a lease, it recognizes a lease liability and a corresponding right-of-use asset on the consolidated balance sheets on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term using the rate implicit in the lease or, if not readily determinable, the Group’s secured incremental borrowing rate. An operating lease right-of-use asset is initially measured at the value of the lease liability, less any lease incentives, plus any initial direct costs incurred and any prepaid rent.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any lease incentives received. All right-of-use assets are reviewed for impairment annually. No impairment of right-of-use assets was recognized as of December 31, 2025 and 2024.

Each lease liability is measured using the Group’s secured incremental borrowing rate, which is based on an internally developed yield curve using interest rates of debt issued with a similar risk profile as the Group and a duration similar to the lease term. The Group considers renewal and termination options, if any, when determining the lease term used to calculate the right-of-use asset and the lease liability when it is reasonably certain that the Group will exercise such options.

Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. Unobservable inputs reflect the reporting entity’s own assumptions about what market participants would use in pricing the asset or liability based on the best available information.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group did not have any non-financial assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2025 and 2024.

The Group’s financial instruments consist principally of cash and cash equivalents, accounts receivable, other current assets, short-term loans, long-term loans, accounts payable, accrued expenses, and other payables.

For short-term loans and long-term loans, the fair value approximates their carrying value at year-end, as the fair value is estimated using discounted cash flow, in which interest rates used to discount the bank loans approximate market rates.

Loans

Loans comprise short-term loans and long-term loans. Loans are recognized initially at fair value, net of transaction costs incurred. Loans are subsequently stated at amortized cost; any difference between the proceeds, net of transaction costs, and the redemption value is recognized in the consolidated statements of operations and comprehensive income over the period of the borrowings using the effective interest method.

Accounts payable

Accounts payable represent liabilities for goods and services provided to the Group prior to the end of the financial year that are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business, if longer). Otherwise, they are presented as non-current liabilities. Accounts payable are initially recognized at fair value and subsequently carried at amortized cost using the effective interest method.

Related party transactions

A related party is generally defined as (i) any person (or members of such person’s immediate family) that holds 10% or more of the Company’s securities, (ii) the Company’s management, (iii) any person or entity that directly or indirectly controls, is controlled by, or is under common control with the Group, or (iv) any person or entity that can significantly influence the financial and operating decisions of the Group. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. However, it is not practical to determine the fair value of amounts due from or to related parties owing to their related party nature.

Revenue recognition

The Group adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on April 1, 2019. Accordingly, the consolidated financial statements for the years ended December 31, 2025, 2024 and 2023 are presented under ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled in exchange for those goods or services. To determine revenue recognition for contracts with customers, the Group performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies the performance obligation. VAT that the Group collects concurrently with revenue-producing activities is excluded from revenue.

The Group follows the requirements of Topic 606-10-55-36 through -40, Revenue from Contracts with Customers, Principal Agent Considerations, in determining gross versus net revenue recognition for performance obligation(s) in the contract with a customer. Revenue recorded with the Group acting in the capacity of a principal is reported on a gross basis equal to the full amount of consideration to which the Group expects to be entitled in exchange for the goods or services transferred. Revenue recorded with the Group acting in the capacity of an agent is reported on a net basis, exclusive of any consideration provided to the principal party in the transaction.

The Group recognizes revenue for its products when it has satisfied a performance obligation by transferring control of the promised products to the customer. The customer obtains legal title to and accepts the promised products at the point of delivery. For each performance obligation satisfied at a point in time, the Group recognizes revenue by assessing whether the performance obligation has been met.

The principal versus agent evaluation is a matter of judgment that depends on the facts and circumstances of the arrangement and whether the Group controls the good or service before it is transferred to the customer or whether the Group is acting as an agent of a third party. This evaluation is performed separately for each performance obligation identified. For the years ended December 31, 2025, 2024 and 2023, there was no revenue recognized on a net basis where the Group acted as an agent.

For the years ended December 31, 2025, 2024 and 2023, the Group’s revenues were primarily derived from (i) sales of products through offline channels, including sales of cured meat products, snack products and frozen meat products to distributors, and sales of cured meat products and snack products in stores, and (ii) sales of cured meat products and snack products primarily through online platforms such as TikTok, JD.com and Pinduoduo.

Revenue from sales of products through offline channels

The Group generates revenue from the sale of cured meat products, snack products and frozen meat products to customers. The Group enters into contracts with customers as a principal. The contracts contain a single performance obligation with a standard quality guarantee, which is the transfer of the products or accessories to the customers in exchange for consideration. The terms of pricing and payment stipulated in the contract are fixed. The Group typically offers credit terms of 30 to 90 days for business customers. The Group recognizes revenue at a point in time when control of the products has been transferred to customers. The transfer of control is considered complete when products have been accepted and received by customers. In the normal course of business, the Group’s products are sold with no right of return unless the item is defective.

Revenue from sales of products through online platforms

In accordance with ASC 606, the Group, as a principal, obtains control of specified goods or services before they are transferred to customers, fulfills the promise to provide the specified products to customers, bears the risk of loss due to factors including physical damage, obsolescence and expiration either before the specified products have been sold to customers or upon return, and determines the selling price for each product at its sole discretion. Therefore, revenue is recognized in the gross amount of consideration to which the Group expects to be entitled in exchange for the specified products transferred.

Each customer order is distinct and separately identifiable from other customer orders and is considered a single performance obligation to arrange and transport goods from origin to the destination designated by the customer. As each customer order includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. Revenue is recognized at a point in time when goods are delivered to the designated destination, as evidenced by the customer’s signature on the delivery order. For sales through offline channels, revenues are recognized five days after the start of transportation. For sales through online platforms, revenues are recognized seven days after the start of transportation.

The Group recognizes revenue net of discounts and return allowances when the products are delivered and title passes to customers. For sales of products through online platforms, the Group estimates the likelihood of returns based on historical experience. As of December 31, 2025 and 2024, liabilities for return allowances were not material to the consolidated financial statements.

Revenue disaggregation

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. The Group’s disaggregation of revenue for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Years ended December 31,
	2025	2024	2023
Revenue from sales of products through offline	$133,089,030	$142,552,273	$132,285,817
Revenue from sales of products through online platforms	2,103,599	2,076,782	1,782,500
Total revenue	$135,192,629	$144,629,055	$134,068,317

Revenue by product category

The following table summarizes the Group’s total revenues by product category for the years ended December 31, 2025, 2024 and 2023:

	Years ended December 31,
	2025	2024	2023
Revenue from sales of cured pork sausages	$53,856,546	$56,415,055	$48,589,050
Revenue from sales of cured pork meat	14,521,670	16,558,601	21,972,199
Revenue from sales of other cured meat products	11,601,643	13,042,373	12,714,581
Revenue from sales of snack products	47,499,585	50,541,248	43,635,556
Revenue from sales of frozen meat products	7,713,185	8,071,778	7,156,931
Total revenue	$135,192,629	$144,629,055	$134,068,317

Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group’s revenue segments have similar economic characteristics, and they are managed as a single business unit. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that there is only one reportable operating segment.

Cost of revenue

Cost of revenue consists primarily of (i) costs of materials purchased from suppliers, (ii) sales taxes and additional taxes, and (iii) depreciation of property, plant and equipment.

Selling expenses

Selling expenses include (i) sales service costs incurred from provision of customer services, (ii) traveling costs of sales and marketing staff, (iii) salaries and benefits of sales and marketing staff, (iv) advertising costs, and (v) others, such as conference costs.

General and administrative expenses

General and administrative expenses mainly consist of (i) salaries, welfare and insurance expenses for the Group’s administrative personnel, (ii) depreciation and amortization, (iii) lease expenses relating to leased properties used for administrative and factory purposes, (iv) entertainment expenses incurred in connection with business operations, and (v) other expenses, which primarily include travel, office expenses, and other miscellaneous expenses for administrative purposes.

Research and development expenses

The Group expenses all internal research and development costs as incurred, which primarily comprise costs of materials used for experiments, employee costs, and other expenses related to research and development activities.

Government grants

Government grants represent cash subsidies received from the local government in the PRC. Cash subsidies that are not subject to defined rules and regulations governing the criteria for eligibility are recognized when received. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business.

Employee benefits

Full-time employees of the operating entity in the PRC participate in a government-mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, and other welfare benefits are provided to the employees. PRC labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Company has made employee benefit contributions under PRC government requirements and has no legal obligation beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately $721,472, $749,459 and $674,061 for the years ended December 31, 2025, 2024 and 2023, respectively.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund.” Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (the “PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under the PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss.

As of December 31, 2025 and December 31, 2024, the balance of the required statutory reserves was $13,580,630 and $12,087,066, respectively.

VAT

Revenue represents the invoiced value of goods and services, net of VAT. The VAT is based on the gross sales price and VAT rates range up to 13%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group believes there were no uncertain tax positions as of December 31, 2025 and 2024.

The Group’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances. As of December 31, 2025, the tax years for the Group’s affiliated entities in the PRC remain open for statutory examination by PRC tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2025 and 2024.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income (loss) included net income and foreign currency translation adjustments, as presented in the consolidated statements of operations and comprehensive income.

Earnings (loss) per share

The Group computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of December 31, 2025 and 2024, there was no dilution impact.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, including the redeemable shares, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2025 and 2024, there were no dilutive shares.

Concentration and Risks

Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. These restrictions and fluctuations could affect the Company’s ability to access foreign currencies and remit funds outside of the PRC.

Credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2025, cash and cash equivalents of $85,269,432 were deposited in major financial institutions in the PRC, and each bank accounts is insured by the PRC government with the maximum limit of RMB500,000 (equivalent US$71,499). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations. The Company maintains an allowance for credit losses, and actual losses have generally been within management’s expectations. Refer to “Note 18. Customer and Supplier Concentrations” for detail.

Interest rate risk

The Group’s exposure to interest rate risk primarily relates to the interest income generated by excess cash, which is mostly held in interest-bearing bank deposits. The Group’s exposure to interest rate risk also arises from its borrowings that have a floating rate of interest. The costs of floating rate borrowings may be affected by the fluctuations in the interest rates. The Group has not been, and does not expect to be, exposed to material interest rate risks, and therefore has not used any derivative financial instruments to manage such interest rate risk exposure during the years ended December 31, 2025, 2024, and 2023.

Recent accounting pronouncements

The Group considers the applicability and impact of all Accounting Standards Updates (“ASUs”). Management periodically reviews new accounting standards as issued and has evaluated all other recently issued pronouncements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements. The Group is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The ASU provides additional guidance on whether induced conversion or extinguishment accounting should be applied to certain settlements of convertible debt instruments that do not occur in accordance with the instruments’ preexisting terms. The ASU requires entities to apply a preexisting contract approach. To qualify for induced conversion accounting under this approach, the inducement offer is required to preserve the form of consideration and result in an amount of consideration that is no less than that issuable pursuant to the preexisting conversion privileges. ASU 2024-04 clarifies how entities should assess the form and amount of consideration when applying this approach. In addition, the new ASU clarifies that induced conversion accounting can be applied to settlements of certain convertible debt instruments that are not currently convertible as long as the instrument contained a substantive conversion feature as of both its issuance date and the inducement offer acceptance date. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that the adoption of ASU 2024-04 will have on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued. The Group does not expect the adoption of this accounting standard to have an impact on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326).” The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, “Financial Instruments—Credit Losses (Topic 326): Purchased Loans.” The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that the adoption of this ASU will have on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact that the adoption of this ASU will have on its consolidated financial statements and related disclosures.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material effect on the Group’s financial position, results of operations, or cash flows.